Deferred tax - Calculated tax losses carried forward (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 120,332	R 117,329
One to five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	575
More than five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	8,066	1,395
Indefinite Life
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 111,691	R 115,934